STOCKHOLDERS' EQUITY (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Stockholders' Equity
Schedule of initial value of issuances allocated to IPO common stock, IPO common stock discount amortized and value of IPO common stock converted into additional paid-in-capital

2021
Common Stock
Balance at January 1,	$11,975,400
Common stock IPO discount amortization	24,700
Balance at March 31,	$12,000,100

2020
Common Stock
Balance at January 1,	$—
Common stock IPO proceeds, net of issuance costs	12,332,700
Common stock IPO discount	(377,000)
Common stock IPO discount amortization	19,700
Balance at December 31,	$11,975,400

Schedule of initial value of issuances allocated to Series B Preferred Stock and the Series B Preferred Stock discount amortized

2020
Series B Preferred Stock
Balance at January 1,	$1,306,900
Series B Preferred Stock proceeds	3,000,000
Series B Preferred Stock discount	(2,668,300)
Series B Preferred Stock discount amortization	368,400
Balance at March 31,	$2,007,000

	2020	2019
Series B Preferred Stock
Balance at January 1,	$1,306,900	$4,500,000
Series B Preferred Stock proceeds	3,000,000	(3,443,700)
Series B Preferred Stock discount	(2,668,300)	210,600
Series B Preferred Stock discount amortization	692,700	40,000
Series B Preferred Stock conversion to common stock	(2,331,300)	—
Balance at December 31,	$—	$1,306,900

Common Stock Warrants - Representative
Stockholders' Equity
Schedule of assumptions used to estimate fair value of warrants

2020
Risk-free interest rate	0.18%
Expected volatility	94.08%
Expected life (years)	2.74
Expected dividend yield	0%

2020
Risk-free interest rate	0.18%
Expected volatility	94.08%
Expected life (years)	2.74
Expected dividend yield	0%

Series B Preferred Stock
Stockholders' Equity
Schedule of assumptions used to estimate fair value of warrants

March 31,
2020
Risk-free interest rate	1.54% - 1.88%
Expected volatility	71.95% - 72.71%
Expected life (years)	10
Expected dividend yield	0%

	2020	2019
Risk-free interest rate	1.54% - 1.88%	1.54% - 1.84%
Expected volatility	71.95% - 72.71%	71.95% - 72.20%
Expected life (years)	10.00	10.00
Expected dividend yield	0%	0%